Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 118,692
Stock Options [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	28,730
Restricted Stock [Member]
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
Stock-based compensation expense	$ 89,962